Investment and Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
INVESTMENT AND FAIR VALUE MEASUREMENT

5. INVESTMENT AND FAIR VALUE MEASUREMENT

Assets Measured at Fair Value on a Recurring Basis

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2020 and 2019:

December 31, 2020	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$66,062	$28,318,882	$-	$28,384,944
Investments in derivatives
Warrants	-	-	4,289	4,289
Total assets at fair value	$66,062	$28,318,882	$4,289	$28,389,233

December 31, 2019	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$806,778	$256,333	$-	$1,063,111
Investments in derivatives
Warrants	-	-	203,320	203,320
Total assets at fair value	$806,778	$256,333	$203,320	$1,266,431

The following is a reconciliation of Level 3 assets measured and recorded at fair value on a recurring basis during the years ended December 31, 2020 and 2019:

Warrants
Balance at January 1, 2020	$203,320
Change in unrealized depreciation	(199,031)
Balance at December 31, 2020	$4,289
Net change in unrealized depreciation relating to investments still held at December 31, 2020	(198,549)

Balance at January 1, 2019	$115,721
Change in unrealized appreciation	87,599
Balance at December 31, 2019	$203,320
Net change in unrealized appreciation relating to investments still held at December 31, 2019	87,599

The following table presents the quantitative information about the Group’s Level 3 fair value measurements of investment as of December 31, 2020 and 2019, which utilized significant unobservable internally-developed inputs:

December 31, 2020	Valuation technique	Unobservable input	Range (weighted average)

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	6 months 122%

December 31, 2019	Valuation technique	Unobservable input	Range (weighted average)

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	12-18 months 73% - 301%

Non-marketable investments

The Group’s non-marketable investments are investments in privately held companies without readily determinable fair values. The carrying value of the non-marketable investments are adjusted based on price changes from observable transactions of identical or similar securities of the same issuer (referred to as the measurement alternative) or for impairment. Any changes in carrying value are recorded within other income (loss), net in the consolidated statements of operations.

The following is a summary of unrealized gains and losses recorded in other income (loss), net, and included as adjustments to the carrying value of non-marketable investments held as of December 31, 2020, 2019 and 2018 based on the observable price in an orderly transaction for the same or similar security of the same issuers:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Upward adjustments	$-	$1,017,468	$-
Total unrealized gain for non-marketable investments	$-	$1,017,468	$-

The Group did not record any realized gains or losses for the non-marketable investments measured at fair value on a non-recurring basis during the years ended December 31, 2020, 2019 and 2018.

The following table summarizes the total carrying value of the non-marketable investments held as of December 31, 2020 and 2019 including cumulative unrealized upward and downward adjustments made to the initial cost basis of the investments:

	December 31, 2020	December 31, 2019
Initial cost basis	$4,079,707	$6,094,712
Upward adjustments	-	1,017,468
Total carrying value at the end of the year	$4,079,707	$7,112,180

For the year ended December 31, 2020, non-marketable investments with initial cost of $2,015,005 and accumulated upward adjustments of $1,017,468 were transferred into marketable securities, at fair value.